Exploration and evaluation ("E&E") assets (Disclosure of detailed information about exploration and evaluation assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exploration And Evaluation Of Assets [Abstract]
Balance, beginning of the year	$ 1,243,615	$ 7,549,852
Purchase of exploration and evaluation assets	20,243,702	318,982
Acquisition for members units	3,499,995	0
Transfers	0	(426,021)
Impairment	0	(6,199,198)
Balance, end of the year	$ 24,987,312	$ 1,243,615